LOSS PER SHARE (Tables)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Weighted average number of ordinary shares outstanding:
SCHEDULE OF BASIC AND DILUTED NET (LOSS)/ EARNING PER SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the period from March 3, 2026 (Inception) through March 31, 2026 presented:

For the period from March 3, 2026 (Inception) through March 31, 2026
US$
Numerator:
Net loss attributable to SMART KREATE GROUP LIMITED’s shareholders	(9,745)

Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	1
Denominator for basic and diluted net loss per share calculation	1

Basic and diluted net loss per share attributable to SMART KREATE GROUP LIMITED’s shareholders	(9,745)

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the six months ended June 30, 2025 and 2026 presented:

	For the six months ended June 30,
	2025	2026
	US$	US$
Numerator:
Net loss attributable to SKG’s shareholders	(61,694)	(2,487,678)

Denominator:
Weighted average number of ordinary shares used in calculating loss per share, basic and diluted	1,250	2,660

Net loss per share attributable to SKG’s shareholders	(49.36)	(935.22)

The following table sets forth the basic and diluted net (loss)/earnings per share computation and provides a reconciliation of the numerator and denominator for the years ended December 31, 2024 and 2025 presented:

	For the years ended December 31,
	2024	2025
	US$	US$
Numerator:
Net (loss)/income attributable to SKG’s shareholders	(56,011)	323,454

Denominator:
Weighted average number of ordinary shares outstanding
Basic	1,135	1,690
Diluted	1,135	1,694

Net (loss)/income per share attributable to SKG’s shareholders
Basic	(49.35)	191.39
Diluted	(49.35)	190.94